Submission	Sep. 28, 2026
Submission [Line Items]
Central Index Key	0001610940
Registrant Name	Amplify Commodity Trust
Registration File Number	333-263425
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Amplify Commodity Trust
Street 1	3333 WARRENVILLE ROAD
City	LISLE
State or Country Code	IL
Zip Code	60563
Ceased Operations Date	Jun. 30, 2026
Reporting FY End Date	Jun. 30, 2026